ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities	$2,360	$3,216
Loans and notes payable	2,765	963
Derivative liabilities	356	977
Deferred revenue	367	473
Lease liabilities(1)	37	46
Other liabilities	10	66
Total accounts payable and other liabilities	$5,895	$5,741
(1)See Note 16, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.